Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 14, 2021	Aug. 31, 2021	Aug. 27, 2021	Jul. 30, 2021	Feb. 28, 2021	Jul. 02, 2018
Disclosure of transactions between related parties [line items]
Borrowings	$ 2,464,027	$ 2,759,717
Contribution of capital from Brookfield	1,928	37,060
Gain (loss) on modification of financial liabilities, net	45,920	0		$ 8,332
Due from related parties	978	9,980	[1]	0	[1]
Due to related parties	0	16,126	[1]	37,810	[1]
Due to related parties (current and non-current)	797,400	622,000
Brookfield | Brookfield Exchanges
Disclosure of transactions between related parties [line items]
Borrowings	769,300							$ 699,300
Floating interest rate
Disclosure of transactions between related parties [line items]
Borrowings	1,588,473	1,800,000
Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Notional amount				$ 450,000
Borrowings, adjustment to interest rate basis										5.00%
Senior Secured Notes, Maturing 2023
Disclosure of transactions between related parties [line items]
Interest rate							8.50%
Notional amount							$ 411,300
Senior Secured Notes, Maturing 2023 | Brookfield | Brookfield Exchanges
Disclosure of transactions between related parties [line items]
Interest rate							8.50%
Notional amount								415,200
Unsecured Revolving Credit Facility, Maturing October 2021 | Brookfield | Brookfield Exchanges
Disclosure of transactions between related parties [line items]
Notional amount								236,900
Unsecured Revolving Credit Facility, Maturing February 2022 | Brookfield | Brookfield Exchanges
Disclosure of transactions between related parties [line items]
Notional amount								30,000
Unsecured Revolving Credit Facility, Maturing July 2022
Disclosure of transactions between related parties [line items]
Notional amount								17,000
Unsecured Revolving Credit Facility, Maturing July 2022 | Brookfield | Brookfield Exchanges
Disclosure of transactions between related parties [line items]
Notional amount								17,200
11.50% Senior Secured PIK notes
Disclosure of transactions between related parties [line items]
Interest rate							11.50%		11.50%
11.50% Senior Secured PIK notes | Brookfield
Disclosure of transactions between related parties [line items]
Notional amount								4,000
11.50% Senior Secured PIK notes | Brookfield | Brookfield Exchanges
Disclosure of transactions between related parties [line items]
Interest rate							11.50%
Notional amount								11,900
PIK interest	$ 27,700
Senior Unsecured Bond, Maturing July 2023
Disclosure of transactions between related parties [line items]
Notional amount											$ 700,000
Senior Unsecured Bond, Maturing July 2023 | Brookfield
Disclosure of transactions between related parties [line items]
Borrowings		$ 411,300						411,300			$ 500,000
Senior Unsecured Bond, Maturing July 2023 | Fixed interest rate
Disclosure of transactions between related parties [line items]
Interest rate	8.50%	8.50%		8.50%							8.50%
Unsecured Revolving Credit Facility, $70 Million
Disclosure of transactions between related parties [line items]
Notional amount		$ 70,000				$ 70,000				$ 70,000
Contribution of capital from Brookfield	$ 600
12.50% Unsecured PIK notes
Disclosure of transactions between related parties [line items]
Interest rate						12.50%
PIK interest	500
Holdco | 11.50% Senior Secured PIK notes
Disclosure of transactions between related parties [line items]
Notional amount								$ 200
Minimum | Brookfield | Brookfield Exchanges
Disclosure of transactions between related parties [line items]
Interest rate								5.00%
Maximum | Brookfield | Brookfield Exchanges
Disclosure of transactions between related parties [line items]
Interest rate								11.50%
Parent
Disclosure of transactions between related parties [line items]
Borrowings	797,500
Parent | Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Notional amount								$ 225,000
Undrawn borrowing facilities		$ 0						0
Amount of interest that is deferable								25,000
Amount of interest deferred								11,900
Contribution of capital from Brookfield	37,100
Gain (loss) on modification of financial liabilities, net	28,000
Parent | Unsecured Revolving Credit Facility | Floating interest rate
Disclosure of transactions between related parties [line items]
Notional amount								$ 30,000
Borrowings, adjustment to interest rate basis								5.00%
Contribution of capital from Brookfield	1,300
Gain (loss) on modification of financial liabilities, net	500
Parent | 11.50% Senior Secured PIK notes
Disclosure of transactions between related parties [line items]
Borrowings	727,000
Parent | 12.50% Unsecured PIK notes
Disclosure of transactions between related parties [line items]
Borrowings	$ 70,500

[1]	See Note 2i for further details.